Derivative Financial Instruments - Summary of Derivative Instrument Transactions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 441,780,166	$ 300,794,066
Foreign currency | Currency Forward Purchases
Disclosure of detailed information about financial instruments [line items]
Notional Amount	925,042,689	1,420,757,835
Foreign currency | Currency Forward Sales
Disclosure of detailed information about financial instruments [line items]
Notional Amount	599,043,771	1,286,410,551
Foreign currency | Currency Forward by Customers Purchases
Disclosure of detailed information about financial instruments [line items]
Notional Amount	168,821,690	183,146,399
Foreign currency | Forward Currency Customer Sales
Disclosure of detailed information about financial instruments [line items]
Notional Amount	435,931,586	118,984,925
Government Securities | Currency Forward Purchases | Repurchase Transaction
Disclosure of detailed information about financial instruments [line items]
Notional Amount	195,223,252	51,320,184
Government Securities | Currency Forward Sales | Repurchase Transaction
Disclosure of detailed information about financial instruments [line items]
Notional Amount	246,937,431	2,625,740,781
Government Securities | Put Options Taken
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 0	$ 5,365,848,773